Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and merchandise	€ 3,017	€ 1,850
Work in progress	6,522	9,363
Total current inventories	9,539	11,213
Change in inventory allowance	€ (515)	€ 954	€ 1,118